Derivatives and Hedging Activities (Tables)	3 Months Ended
Mar. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
		2024	2023	2024	2023
	Balance sheet location	U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$91	$164	$40,055	$82,873
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	2,110	2,087	93,733	51,830
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(139)	(51)	61,832	21,168
Liability derivatives -Foreign exchange contracts, designated as cash flow hedge	Accrued expenses and other current liabilities	—	(657)	—	74,054
		$2,062	$1,543	$195,620	$229,925